Fair Value Measurements (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Intercompany Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value of long-term debt	$ 855,200,000
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Deferred compensation investment	800,000	300,000
Deferred compensation liabilities	800,000	300,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Deferred compensation investment	800,000	300,000
Deferred compensation liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Deferred compensation investment	0	0
Deferred compensation liabilities	$ 800,000	$ 300,000